REVENUE AND COST OF SALES (Tables)	9 Months Ended
Sep. 30, 2024
REVENUE AND COST OF SALES
Schedule Of Revenue
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Concentrate sales	$13,974	$11,599	$40,994	$31,429
Provisional pricing adjustments	642	717	802	(70)
	$14,616	$12,316	$41,796	$31,359

Schedule Of Cost Of Sales
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Production costs	$7,952	$9,228	$26,095	$23,939
Write down of equipment and materials and supplies inventory	182	4	566	95
Depreciation and depletion	773	720	2,390	2,067
	$8,907	$9,952	$29,051	$26,101